Note 18 - Related Party Transactions (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 28, 2014	May 30, 2014
Note 18 - Related Party Transactions (Details) [Line Items]
Payments of Distributions to Affiliates	$ 750,000,000
Due to Related Parties	775,000,000	335,171,000
Selling, General and Administrative Expenses [Member] | Oil States [Member]
Note 18 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party	2,800,000	6,100,000
Selling, General and Administrative Expenses [Member] | Services and Funding [Member]
Note 18 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party			5,000,000
Oil States [Member] | Transition Services Agreement [Member]
Note 18 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	1,300,000
Oil States [Member] | Services and Funding [Member]
Note 18 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	41,700,000	130,200,000	88,900,000
Oil States [Member] | General Corporate Expense [Member]
Note 18 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party	2,800,000	6,100,000	5,000,000
Oil States [Member]
Note 18 - Related Party Transactions (Details) [Line Items]
Payments of Distributions to Affiliates				750,000,000
Due to Related Parties	$ 0	$ 335,171,000			$ 336,800,000